Related Parties - Additional information (Details) $ in Thousands	12 Months Ended		168 Months Ended
	Dec. 31, 2023 USD ($) agreement	Dec. 31, 2021 agreement	Dec. 31, 2023 USD ($) agreement	Dec. 31, 2022 USD ($)
Disclosure of transactions between related parties [line items]
Loans to related parties | $	$ 0		$ 0	$ 0
Fasteignafélagið Sæmundur hf. - Sister company
Disclosure of transactions between related parties [line items]
Number of lease agreements	15		15
Fasteignafélagið Sæmundur hf. - Sister company | April 2023 Lease Facility
Disclosure of transactions between related parties [line items]
Operating lease remaining lease term	15 years
Fasteignafélagið Sæmundur hf. - Sister company | Remaining 15 Lease Facilities
Disclosure of transactions between related parties [line items]
Operating lease remaining lease term	7 years
Flóki Fasteignir ehf.
Disclosure of transactions between related parties [line items]
Number of lease agreements entered into			17
Number of leases terminated		2
Flóki-Art ehf.
Disclosure of transactions between related parties [line items]
Operating lease remaining lease term	15 years